Key sources of estimation uncertainty - Estimated impairment of goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Use of Estimates [Abstract]
Goodwill	$ 37,364	$ 29,170	$ 33,800